Shareholder Report, Holdings (Details) - C000129549	Jan. 31, 2025
464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	8.90%
46137V506 | Invesco Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
85207K107 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	8.00%
85207K107Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.90%
46137V506Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	82.90%